Business Developments (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Pro Forma Statements Of Income
The following unaudited pro forma statements of income present the result of operations for HC Philippines and HC Indonesia as if the acquisitions had occurred on April 1, 2022:

	HC Philippines	HC Indonesia
	Fiscal year ended March 31,	Fiscal year ended March 31,
	2024	2024
	(in millions)
Statements of income data
Total revenue	¥68,177	¥28,201
Net income (loss) attributable to Mitsubishi UFJ Financial Group	3,775	(220)
The following unaudited pro forma statements of income present the result of income for MFIN as if the acquisition had occurred on April 1, 2022:

Fiscal year ended March 31,
2024
(in millions)
Statements of income data
Total revenue	¥20,580
Net income attributable to Mitsubishi UFJ Financial Group	¥1,416
The following unaudited pro forma statements of income present the results of income as if the acquisition of AlbaCore had occurred on April 1, 2022:

Fiscal year ended March 31,
2024
(in millions)
Statements of income data
Total revenue	¥8,279
Net income attributable to Mitsubishi UFJ Financial Group	¥859
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2023:

	Fiscal years ended March 31,
	2024	2025
	(in millions)
Statements of income data
Total revenue	¥128,252	¥114,723
Net income attributable to Mitsubishi UFJ Financial Group	¥17,445	¥2,746
The following unaudited pro forma statements of income present the results of operations as if the acquisition of WealthNavi had occurred on April 1, 2023:

	Fiscal years ended March 31,
	2024	2025
	(in millions)
Statement of income data
Total revenue	¥8,173	¥11,172
Net loss attributable to Mitsubishi UFJ Financial Group	¥(1,388)	¥(1,255)
The following unaudited pro forma statements of income present the results of income as if the acquisition of TIDLOR had occurred on April 1, 2024:

	Fiscal years ended March 31,
	2025	2026
	(in millions)
Statements of income data
Total revenue	¥98,516	¥111,903
Net income attributable to Mitsubishi UFJ Financial Group	¥6,523	¥8,693